Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
CIK	dei_EntityCentralIndexKey	0000277751
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jun. 20, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jun. 20, 2024
Prospectus Date	rr_ProspectusDate	Jun. 20, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Janus Henderson Global Allocation Fund - Conservative | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCAAX
Janus Henderson Global Allocation Fund - Conservative | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCACX
Janus Henderson Global Allocation Fund - Conservative | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCASX
Janus Henderson Global Allocation Fund - Conservative | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCAIX
Janus Henderson Global Allocation Fund - Conservative | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSPCX
Janus Henderson Global Allocation Fund - Conservative | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMSCX
Janus Henderson Global Allocation Fund - Moderate | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMOAX
Janus Henderson Global Allocation Fund - Moderate | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMOCX
Janus Henderson Global Allocation Fund - Moderate | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMOSX
Janus Henderson Global Allocation Fund - Moderate | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMOIX
Janus Henderson Global Allocation Fund - Moderate | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSPMX
Janus Henderson Global Allocation Fund - Moderate | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNSMX
Janus Henderson Global Allocation Fund - Growth | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGCAX
Janus Henderson Global Allocation Fund - Growth | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGCCX
Janus Henderson Global Allocation Fund - Growth | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGCSX
Janus Henderson Global Allocation Fund - Growth | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGCIX
Janus Henderson Global Allocation Fund - Growth | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSPGX
Janus Henderson Global Allocation Fund - Growth | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNSGX